Expense Example - R5 R6 Shares - JPMorgan Hedged Equity Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	46	144	252	567	35	109	191	431